Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total	Limited partners	General partner	Capital Preferred equity	Capital Limited partners	Capital General partner	Retained earnings Limited partners	Retained earnings General partner	Ownership Changes Limited partners	Ownership Changes General partner	Accumulated other comprehensive (loss) income Limited partners	Accumulated other comprehensive (loss) income General partner	Non-controlling interests Redeemable / exchangeable and special limited partnership units	Non-controlling interests FV LTIP units of the Operating Partnership	Non-controlling interests Interests of others in operating subsidiaries and properties
Beginning balance at Dec. 31, 2023	$ 48,587	$ 8,084	$ 4	$ 699	$ 6,464	$ 4	$ (937)	$ 2	$ 2,548	$ (1)	$ 9	$ (1)	$ 14,447	$ 21	$ 25,332
Increase (Decrease) In Equity [Roll Forward]
Net (loss) income	(1,498)	(311)					(311)						(556)	(1)	(630)
Other comprehensive income (loss)	(212)	(55)									(55)		(98)		(59)
Total comprehensive income (loss)	(1,710)	(366)					(311)				(55)		(654)	(1)	(689)
Distributions	(1,741)	(226)					(226)						(404)	0	(1,111)
Preferred distributions	(22)	(8)					(8)						(14)
Issuance (repurchase) of interests in operating subsidiaries	3,387	501			511		(8)		(2)				889	(5)	2,002
Change in relative interests of non-controlling interests	0	0							1	(2)	(1)	2	2	(2)
Ending balance at Jun. 30, 2024	48,501	7,985	4	699	6,975	4	(1,490)	2	2,547	(3)	(47)	1	14,266	13	25,534
Beginning balance at Dec. 31, 2024	38,249	7,718	3	699	7,189	4	(1,913)	2	2,557	(3)	(115)	0	13,795	12	16,022
Increase (Decrease) In Equity [Roll Forward]
Net (loss) income	(175)	(192)					(192)						(342)		359
Other comprehensive income (loss)	676	206									206		367		103
Total comprehensive income (loss)	501	14					(192)				206		25		462
Distributions	(1,234)	(225)					(225)						(402)		(607)
Preferred distributions	(22)	(8)					(8)						(14)
Issuance (repurchase) of interests in operating subsidiaries	2,708	512			526		(19)		5				913	(2)	1,285
Change in relative interests of non-controlling interests	0												(1)	1
Ending balance at Jun. 30, 2025	$ 40,202	$ 8,011	$ 3	$ 699	$ 7,715	$ 4	$ (2,357)	$ 2	$ 2,562	$ (3)	$ 91	$ 0	$ 14,316	$ 11	$ 17,162